Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	June 30, 2017	December 31, 2016
Cash on hand and at banks	$ 79,749	$ 17,360

Total cash and cash equivalents	$ 79,749	$ 17,360